Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis

Liabilities measured at fair value on a recurring basis are summarized as follows:

	June 30, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Conversion feature embedded within Convertible Note	-	-	1,097,379	1,097,379	-	-	897,968	897,968
	-	-	1,097,379	1,097,379	-	-	897,968	897,968